Voya Index Solution Income Portfolio Average Annual Total Returns				12 Months Ended		53 Months Ended		60 Months Ended		118 Months Ended		119 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	[14]	Dec. 31, 2024		Dec. 31, 2024	[13]	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]			17.49%				10.06%				9.28%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]			1.25%				(0.33%)				1.25%
Class Z Shares [Member] | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent			[4],[5]	17.49%	[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14]	11.62%	[15]	10.06%	[4],[5],[6],[7],[8],[9],[10],[11],[12],[13]	9.28%	[16]		9.23%	[4],[5],[6],[7],[8],[9],[10],[11],[12]
Class Z Shares [Member] | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			[4],[17]	1.25%	[4],[6],[7],[8],[9],[10],[11],[12],[13],[14],[17]	(1.98%)	[18]	(0.33%)	[4],[6],[7],[8],[9],[10],[11],[12],[13],[17]	1.25%	[19]		1.35%	[4],[6],[7],[8],[9],[10],[11],[12],[17]
Class Z Shares [Member] | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]			6.54%				3.62%					4.14%
Class Z Shares [Member] | Class Z
Prospectus [Line Items]
Average Annual Return, Percent				6.97%				3.92%					4.35%
Performance Inception Date		May 01, 2015

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2060 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[6]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2025 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[7]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2030 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[8]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2035 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[9]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2040 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[10]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2045 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[11]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2050 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[12]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2055 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[13]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2060 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[14]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[15]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[16]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[17]	The index returns do not reflect deductions for fees, expenses, or taxes.
[18]	The index returns do not reflect deductions for fees, expenses, or taxes.
[19]	The index returns do not reflect deductions for fees, expenses, or taxes.